SHARE-BASED PAYMENTS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Under this Stock Option Plan, unless otherwise determined by the board at the time of the granting of the options, 25% of the options granted vest on each of the 6 month, 12 month, 18 month and 24 month anniversaries of the grant date. As per the determination of the board, (a) the stock options granted on June 24, 2019, December 6, 2019, January 14, 2020, March 15, 2021, September 3, 2021 and September 29, 2021 and certain stock options granted on September 15, 2020 fully vested (or shall fully vest) on the 4 month anniversary of the grant date, and (b) other stock options granted on September 15, 2020 and all of the stock options granted October 1, 2021 vested on the grant date.
Share-based payments	$ 782,815	$ 289,665	$ 154,789
Vesting of fair value at the date of grant of stock options previously granted	251,527	135,876	41,694
Amount capitalized to exploration and evaluation asset	138,308		$ 8,117
Expected dividend, share options granted
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate, share options granted	0.26%
Expected volatility, share options granted	66.81%
Option life, share options granted	0.5
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate, share options granted	1.66%
Expected volatility, share options granted	101.24%
Option life, share options granted	3